Summary of Total Stock-Based Compensation Expense Recognized in Consolidated Statements of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 21,000	$ 219,000	$ 179,000
Income tax (benefit) expense	(17,000)	27,000	(41,000)
Selling and Marketing Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense			20,000
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	21,000	219,000	159,000
Segment, Continuing Operations
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense, net of tax	$ 4,000	$ 246,000	$ 138,000